Subsequent events - Dividend Declaration and Convertible Note Exchange (Details) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 27, 2018 $ / shares	Jun. 06, 2018 $ / shares	Mar. 12, 2018 $ / shares	May 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)
Subsequent events
Dividends per share (in USD per share) | $ / shares						$ 0.02	$ 0.02
Convertible Notes due 2019
Subsequent events
Dividends per share (in USD per share) | $ / shares		$ 0.01	$ 0.01
Aggregate principal amount of notes									$ 188.5
Loss on extinguishment of debt				$ (17.0)
Convertible conversion rate		0.0995277	0.0992056
Convertible Notes Due 2022
Subsequent events
Dividends per share (in USD per share) | $ / shares		$ 0.01
Aggregate principal amount of notes				$ 188.5
Convertible conversion rate		0.2508117		0.250
Dividend Declaration
Subsequent events
Dividends per share (in USD per share) | $ / shares	$ 0.01
Convertible Notes due 2019 and 2022
Subsequent events
Loss on extinguishment of debt					$ (0.9)
Convertible Notes due 2019 and 2022 | Convertible Notes due 2019
Subsequent events
Aggregate principal amount of notes								$ 15.0
Convertible conversion rate	0.1000515
Convertible conversion rate increase	0.0005238
Convertible Notes due 2019 and 2022 | Convertible Notes Due 2022
Subsequent events
Aggregate principal amount of notes								$ 15.0
Convertible conversion rate	0.2521317
Convertible conversion rate increase	0.0013201